NET INCOME (LOSS) PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Earnings Per Share [Abstract]
Schedule of antidilutive securities excluded from computation of diluted net income (loss) per share
The following weighted-average outstanding shares of Common Stock equivalents were excluded from the computation of diluted net income (loss) per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive (in thousands):

	Three Months Ended September 30,		Six Months Ended September 30,
	2024	2023	2024	2023
Stock Awards	11	12	24	25
Warrants	1,145	608	929	608

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to common stockholders (in thousands, except per share data):

	Year Ended March 31,
	2024	2023	2022
		As Restated	As Restated
Numerator:
Net income (loss) attributable to common stockholders used in basic earnings per share	$(41,286)	$(18,368)	$38,355
Add back: Excluded (gain) loss on assumed exercise of liability-classified common stock warrants during the period	—	(7,323)	(59,753)
Net loss attributable to common stockholders used in diluted earnings per share	$(41,286)	$(25,691)	$(21,398)
Denominator:
Weighted average common shares outstanding used in basic earnings per share	4,754	4,517	2,944
Incremental common shares from:
Assumed exercise of dilutive warrants	—	42	357
Weighted average common shares outstanding used in diluted earnings per share	$4,754	$4,559	$3,301
Net income (loss) per share attributable to common stockholders - Basic	$(8.68)	$(4.07)	$13.03
Net income (loss) per share attributable to common stockholders - Diluted	$(8.68)	$(5.64)	$(6.48)
The dilutive impact related to shares of common stock from incentive plans and outstanding warrants is determined by applying the treasury stock method to the assumed vesting of outstanding performance share units and restricted stock units and the exercise of outstanding options and warrants. The dilutive impact related to shares of common stock from contingently issuable performance share units is determined by applying a two-step approach using both the contingently issuable share guidance and the treasury stock method.
The following weighted-average outstanding shares of common stock equivalents were excluded from the computation of diluted net income (loss) per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive (in thousands):

	Year Ended March 31,
	2024	2023	2022
Stock awards	17	27	100
Warrants	608	185	3
ESPP	—	—	1
Total	625	212	104